UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-22904

                                 Evanston Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

1560 Sherman Avenue, Suite 960

                             Evanston, Illinois 60201

(Address of principal executive offices) (Zip code)

Scott Zimmerman

1560 Sherman Avenue, Suite 960

                                     Evanston, Illinois 60201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 328-4961

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to shareholders is attached herewith.

Evanston Alternative Opportunities Fund

Financial Statements

For the period July 1, 2014 (commencement of operations)

through September 30, 2014 (Unaudited)

Evanston Alternative Opportunities Fund

Financial Statements

(Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

Evanston Alternative Opportunities Fund

Statement of Assets and Liabilities

(Unaudited)

September 30, 2014

Assets

Investments in Portfolio Funds, at fair value (cost $24,863,874)	$24,649,703
Cash	813,370
Deposit on investments in Portfolio Funds	700,000
Receivable from investments in Portfolio Funds	500,000
Other assets	236,277
Short-term investments (cost $157,500)	157,500

Total assets	$27,056,850

Liabilities

Capital subscriptions received in advance	$775,000
Accounts payable	83,605
Management fees payable, net of waiver	57,890
Trustees fees payable	28,125

Total liabilities	944,620

Net assets	$26,112,230

Net assets comprised of:
Paid in capital	$26,422,500
Accumulated net investment loss	(89,973)
Accumulated net realized loss	(6,126)
Accumulated net unrealized depreciation on investments	(214,171)

Net assets	$26,112,230

Net asset value per share (15,000,000.000 Shares authorized; 2,643,478.305 Shares outstanding)	$9.88

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

September 30, 2014

Investments in Portfolio Funds	Cost	Fair Value	Percentage of Net Assets	Next Available Redemption Date**	Liquidity***
Event driven
Ionic Event Driven Fund Ltd.	$1,300,000	$1,288,279	4.93%	1/1/15	Quarterly

Total event driven	1,300,000	1,288,279	4.93

Global asset allocation
Absolute Return Cayman, Limited	593,874	586,685	2.25	11/1/14	Monthly

Total global asset allocation	593,874	586,685	2.25

Long-short equity
Matrix Capital Management Fund (Offshore) Ltd.	1,100,000	1,100,453	4.22	7/1/15	Quarterly
North Tide Capital Offshore, Ltd.	1,100,000	1,056,155	4.05	1/1/15	Quarterly
Soroban Cayman Fund Ltd	500,000	480,772	1.84	1/1/15	Quarterly
Southpoint Qualified Offshore Fund, Ltd.	1,100,000	1,107,758	4.24	1/1/15	Quarterly
The Adelphi Europe Fund	1,100,000	1,104,779	4.23	1/1/15	Quarterly
Wellington Management Investors (Bermuda), Ltd.*	1,500,000	1,410,211	5.40	7/1/15	Semi-annually
Whale Rock Flagship Fund Ltd.	1,100,000	1,063,029	4.07	1/1/15	Quarterly

Total long-short equity	7,500,000	7,323,157	28.05

Multi-discipline****
Anchorage Capital Partners Offshore, Ltd.	1,750,000	1,751,353	6.71	7/1/15	Annually
Corvex Offshore II Ltd.	1,200,000	1,207,295	4.62	1/1/15	Quarterly
ESG Cross Border Equity Offshore Fund, Ltd.	1,500,000	1,439,963	5.52	1/1/15	Quarterly
North Run Offshore Partners, Ltd.	1,100,000	1,043,858	4.00	7/1/15	Quarterly
Sachem Head Offshore Ltd.	1,200,000	1,209,927	4.63	1/1/15	Quarterly
Senator Global Opportunity Offshore Fund II Ltd	1,250,000	1,256,797	4.81	1/1/15	Quarterly
Zebedee Focus Fund Limited	1,100,000	1,076,811	4.12	11/1/14	Monthly

Total multi-discipline	9,100,000	8,986,004	34.41

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

September 30, 2014

Investments in Portfolio Funds (continued)	Cost	Fair Value	Percentage of Net Assets	Next Available Redemption Date**	Liquidity***
Relative value
Iguazu Investors (Cayman), SPC	1,000,000	1,008,859	3.86	7/1/15	Quarterly
Ionic Capital International Ltd.	1,000,000	972,229	3.72	1/1/15	Quarterly
Palmetto Fund, Ltd.*	635,000	657,195	2.52	7/1/15	Quarterly
Pine River Fixed Income Fund Ltd.	2,000,000	2,050,663	7.85	10/1/15	Quarterly
Seer Capital Partners Offshore Fund Ltd.	1,100,000	1,114,828	4.27	7/1/15	Quarterly
Triton Fund, Ltd.*	635,000	661,804	2.54	7/1/15	Quarterly

Total relative value	6,370,000	6,465,578	24.76

Total investments in Portfolio Funds	$24,863,874	24,649,703	94.40

Short-term investments
Money market fund
100% U.S. Treasury Institutional Shares	157,500	157,500	0.60

Total investments in Portfolio Funds and short-term investments	$25,021,374	24,807,203	95.00

Other assets less liabilities		1,305,027	5.00

Net assets		$26,112,230	100.00%

*	These Portfolio Funds are domiciled in Bermuda. All other Portfolio Funds are domiciled in the Cayman Islands.
**

Investment in Portfolio Funds may be comprised of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2014 that a redemption from a tranche is available (and may or may not be subject to a redemption fee).

***

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. Tranches may be subject to investor level gates. Redemption notice periods range from 15 to 90 days. Lock-up period ranges from 6 to 24 months.

****	Multi-discipline managers employ a combination of any of the strategies including event driven, global asset allocation, long-short equity and relative value.

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Operations

(Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

Investment expenses
Professional fees	116,606
Management fees	77,187
Administration and custody fees	45,226
Other expenses	33,667
Trustees fees	28,125

Total investment expenses	300,811

Less: Investment expenses waived and/or reimbursed by Adviser	(210,838)

Net investment expenses	89,973

Net investment loss	(89,973)

Net realized loss on investments in Portfolio Funds	(6,126)
Net unrealized loss on investments in Portfolio Funds	(214,171)

Net realized and unrealized loss on investments in Portfolio Funds	(220,297)

Net decrease in net assets resulting from operations	$(310,270)

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Changes in Net Assets

(Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

Net decrease in net assets resulting from operations
Net investment loss	$(89,973)
Net realized loss on investments in Portfolio Funds	(6,126)
Net unrealized loss on investments in Portfolio Funds	(214,171)

Net decrease in net assets resulting from operations	(310,270)

Shareholders’ transactions
Capital subscriptions (2,633,478.305 shares)	26,322,500

Net increase in net assets resulting from shareholders’ transactions	26,322,500

Change in net assets	26,012,230

Net assets, beginning of period	100,000

Net assets, end of period	$26,112,230

Accumulated net investment loss	$(89,973)

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Cash Flows

(Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

Operating activities
Net decrease in net assets resulting from operations	$(310,270)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Investments in Portfolio Funds	(26,070,000)
Investments in short-term investments	(857,500)
Withdrawals from short-term investments	700,000
Net realized and unrealized loss on investments in Portfolio Funds	220,297
Increase in other assets	(236,277)
Increase in management fees payable, net of waiver	57,890
Increase in trustees fees payable	28,125
Increase in accounts payable	83,605

Net cash used in operating activities	(26,384,130)

Financing activities
Capital subscriptions	27,097,500

Net cash provided by financing activities	27,097,500

Net change in cash	713,370
Cash, beginning of period	100,000

Cash, end of period	$813,370

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

1.	Organization

Evanston Alternative Opportunities Fund (the “Fund”) was formed on October 16, 2013, as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company and commenced operations on July 1, 2014. The Fund’s investment objective is to seek attractive long-term risk adjusted returns. The Fund is a “fund of funds” formed to invest substantially all of its assets in investment vehicles often referred to as hedge funds (“Portfolio Funds”) that are managed by independent investment managers (“Portfolio Fund Managers”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 – Financial Services – Investment Companies.

Evanston Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the Fund’s investment adviser and is responsible for the day-to-day management of the Fund and for investing the Fund’s assets in various Portfolio Funds, subject to policies adopted by the Board of Trustees of the Fund (the “Board”). The Board provides broad oversight over the operations and affairs of the Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.	Significant Accounting Policies

Offering and Organizational Costs — The costs incurred in connection with the Fund’s offering and organization, which totaled approximately $450,000, were paid by the Adviser on behalf of the Fund and are not subject to reimbursement by the Fund.

Income Recognition and Expenses — All investment transactions are recorded on the trade date. Realized gains and losses on investments in Portfolio Funds are determined using the average cost method. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Expenses are recognized on an accrual basis.

Use of Estimates — The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Taxes — The Fund is classified as a corporation for federal income tax purposes and intends to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund intends to distribute to its Shareholders all of its distributable net investment income and net realized gains on investments in Portfolio Funds. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision to U.S. federal income or excise tax has been recorded in these financial statements.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

2.	Significant Accounting Policies (continued)

FASB ASC Topic 740, Income Taxes, provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion based on the largest benefit that is more than 50 percent likely to be realized. The Fund has not taken any tax positions that do not meet the more-likely-than-not threshold.

All tax years remain subject to examination by the Internal Revenue Service and taxes associated with state and foreign jurisdictions remain subject to examination based on varying statutes of limitations.

Dividends and Distributions — Pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”), each Shareholder will automatically be a participant under the DRP and all dividend, income and capital gains distributions will automatically be reinvested in the Fund. Shareholders who affirmatively choose not to participate in the DRP will receive any dividend, income and capital gains distributions in cash.

Net Asset Value Determination — The net asset value (“NAV”) of the Fund is determined as of the close of business on the last day of each month in accordance with the valuation principles or as may be determined from time to time in accordance with policies established by the Board.

Investments in Portfolio Funds — The Fund values investments in Portfolio Funds at fair value in good faith, generally at the Fund’s pro rata interest in the net assets of these entities. Investments held by these Portfolio Funds are valued at prices that approximate fair value. The fair value of certain of the investments held by these Portfolio Funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the Portfolio Fund Managers of the respective Portfolio Funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly by these Portfolio Funds. Gain (loss) on investments in Portfolio Funds is net of all fees and allocations payable to the Portfolio Fund Managers of the Portfolio Funds.

3.	Investments by the Fund

The Fund has the ability to liquidate its investments periodically depending on the provisions of the respective Portfolio Fund’s governing documents. The Portfolio Fund Managers of the Portfolio Funds may, in accordance with such Portfolio Funds’ governing documents, suspend redemptions, pay redemption proceeds in-kind or invoke a “gate” provision. As of September 30, 2014, the Adviser estimates that none of the Fund’s NAV was subject to these liquidity restrictions.

Portfolio Fund Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment. These fees are deducted directly from the Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. During the period July 1, 2014 (commencement of operations) through September 30, 2014, the fees for these services range from 1% to 2% per annum for management fees and 15% to 35% for incentive fees or allocations. In certain cases, the incentive fees or allocations may be subject to a hurdle rate.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

3.	Investments by the Fund (continued)

Based on the information the Adviser typically receives from the Fund’s Portfolio Funds, the Fund is unable to determine on a look-through pro rata basis if any investments held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

4.	Share Capital

The Fund offered shares of beneficial interests (“Shares”) to investors at an initial price of $10.00 per Share. Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Shares, on a best efforts basis, subject to various conditions. Shares of the Fund may be purchased from the Fund or through advisers, brokers and dealers that have entered into selling agreements with the Distributor. It is expected that Shares will be offered and may be purchased on a monthly basis.

After the initial offering of Shares, the Shares are sold at the current NAV per Share as of the date on which the purchase is accepted. Each investor will be required to represent that he, she or it is acquiring Shares directly or indirectly for the account of an eligible investor, which includes any accredited investor as defined in Regulation D under the Securities Act of 1933, as amended. The minimum initial investment in the Fund is $50,000, and the minimum additional investment in the Fund is $10,000. The Fund may accept investments for a lesser amount under certain circumstances, as determined by the Adviser. Certain selling brokers or dealers and financial advisors may impose higher minimum investment levels, or other requirements. A sales load of up to 3% is charged on purchases of Shares but may be waived at the discretion of the Adviser.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to repurchase any or all of their Shares. At the discretion of the Board, the Fund intends to provide a limited degree of liquidity to Shareholders by conducting repurchase offers generally quarterly. In determining whether the Fund should repurchase Shares from Shareholders pursuant to written tenders, the Board will consider a variety of factors. The Fund intends to conduct its first tender offer during the fifth calendar quarter after the commencement of the Fund’s operations. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV per share as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each, a “Valuation Date”). The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than twenty (20) business days after the commencement date of the repurchase offer and at least ten (10) business days from the date that notice of an increase or decrease in the percentage of the securities being sought or consideration offered is first published, sent or given to Shareholders. The Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5-25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 95 days prior to the date of repurchase by the Fund.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

4.	Share Capital (continued)

If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year then such repurchase will be subject to a 3.00% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held longest first.

5.	Management Fee and Related Party Transactions

In consideration of the management services the Adviser provides to the Fund, the Fund pays the Adviser a quarterly fee (the “Management Fee”) computed at the annual rate of 1.20% of the aggregate value of its outstanding Shares determined as of the last calendar day of each month and payable quarterly (before any repurchases of Shares and prior to the Management Fee being calculated). The Adviser has contractually agreed to waive a portion of the Management Fee (the “Management Fee Waiver”) through the first anniversary of the Fund’s commencement of operations such that the Management Fee shall equal 0.90% per annum of the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month (before any repurchases of Shares and prior to the Management Fee being calculated) for the first year of the Fund’s operations. The Management Fee Waiver may be terminated only upon approval of the Board. For the period July 1, 2014 (commencement of operations) through September 30, 2014, Management Fees waived by the Advisor were $19,297.

The Adviser has contractually agreed to limit the total annualized operating expenses of the Fund (exclusive of any borrowing and investment-related costs and fees, taxes, extraordinary expenses and the fees and expenses associated with the underlying Portfolio Funds) to 1.70% through the first anniversary of the Fund’s commencement of operations. Thereafter, the Expense Limitation Agreement shall automatically renew for one-year terms and may be terminated by the Adviser or the Fund upon thirty (30) days’ prior written notice to the other party. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rate of 1.70%. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. For the period July 1, 2014 (commencement of operations) through September 30, 2014, operating expenses reimbursed by the Advisor were $191,541, but are subject to recapture.

Compensation to the Trustees of the Fund during the period July 1, 2014 (commencement of operations) through September 30, 2014 was $28,125. No fees were paid by the Fund to the Interested Trustee or officers. As of September 30, 2014, the Adviser and affiliates/employees of the Adviser held Shares in the Fund that comprise 83% of total net assets.

6.	Administrative Services and Custody Agreements

BNY Mellon Investment Servicing (US) Inc. provides certain administrative services to the Fund.

The Bank of New York Mellon (the “Custodian”) serves as the Fund’s custodian and maintains custody of the Fund’s assets which are registered in the name of the Custodian (or its nominees).

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

7.	Securities Transactions

Aggregate purchases and proceeds from sales of Portfolio Funds for the period July 1, 2014 (commencement of operations) through September 30, 2014 amounted to $25,370,000 and $500,000, respectively. As of September 30, 2014, gross unrealized appreciation on investments was $161,711 and gross unrealized depreciation was $375,882, resulting in net unrealized depreciation of $214,171.

8.	Fair Value Measurement

FASB ASC Topic 820, Fair Value Measurement, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The table below presents information about the Fund’s assets that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Fund utilized to determine such fair value. In general, fair values are grouped as follows:

Level 1 –	inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 –	inputs are net asset values reported by Portfolio Funds and are redeemable as of September 30, 2014 (the “Measurement Date”) and/or within a near-term period of three months.

Level 3 –

inputs are net asset values reported by Portfolio Funds and are not redeemable as of the Measurement Date and/or within a near-term period of three months. Other adjustments to reported net asset values may be made to reflect additional qualitative and quantitative aspects of an investment in a particular Portfolio Fund.

	Total Fair Value at September 30, 2014	Level 1	Level 2	Level 3

Short-term investments	$157,500	$157,500	$–	$–

Investments in Portfolio Funds:

Event driven Portfolio Funds	1,288,279	–	322,070	966,209
Global asset allocation Portfolio Funds	586,685	–	586,685	–
Long-short equity Portfolio Funds	7,323,157	–	3,621,096	3,702,061
Multi-discipline Portfolio Funds	8,986,004	–	3,278,179	5,707,825
Relative value Portfolio Funds	6,465,578	–	972,229	5,493,349

	$24,807,203	$157,500	$8,780,259	$15,869,444

All transfers are recognized by the Fund at the end of the period. Transfers between Levels 2 and 3 generally occur when redemption rules for Portfolio Funds become more or less restrictive. During the period July 1, 2014 (commencement of operations) through September 30, 2014, there were no transfers of securities between any levels.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

8.	Fair Value Measurement (continued)

The following table sets forth a summary of changes in the fair value of the Fund’s Level 3 assets.

	Event driven(a)	Global asset allocation(b)	Long-short equity(c)	Relative value(d)	Multi- discipline(e)

Balance as of July 1, 2014	$–	$–	$–	$–	$–
Net realized gain / (loss)	–	–	–	–	–
Net unrealized gain/(loss)	(8,791)	–	(97,939)	123,349	(35,925)
Purchases	975,000	–	3,800,000	5,370,000	5,743,750
Sales	–	–	–	–	–

Balance as of September 30, 2014	966,209	–	3,702,061	5,493,349	5,707,825

The amount of total gains or losses for the period attributable to the unrealized gains or losses relating to assets still held at the measurement date	$(8,791)	$–	$(97,939)	$123,349	$(35,925)

The Fund has no unfunded capital commitments as of September 30, 2014.

(a)           Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)           Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global macro strategy may take positions in currencies, sovereign bonds, global equities and equity indices or commodities.

(c)           Long-short equity strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Funds Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short equity strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)           Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)           Multi-discipline managers employ a combination of any of the above mentioned strategies.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

9.	Derivative Financial Instruments and Concentrations of Credit Risk

As of September 30, 2014, the Fund had no direct commitments to purchase or sell securities, financial instruments or commodities relating to derivative financial instruments. The Fund may have indirect commitments that arise through positions held by Portfolio Funds in which the Fund invests. However, as a shareholder in these Portfolio Funds, the Fund’s risk is limited to the current value of its investment, which is reflected in the Statement of Assets and Liabilities and the Schedule of Investments.

The Adviser has no knowledge of any financial institution, brokerage firm or other counterparty with which the Fund had a concentration of direct credit risk as of September 30, 2014.

10.	Financial Highlights

For the period July 1, 2014 (commencement of operations) through September 30, 2014
Net asset value per share, beginning of period	$10.00

Net loss from investment operations*:
Net investment loss	(0.03)
Net realized and unrealized loss on investments in Portfolio Funds	(0.09)

Total from investment operations	(0.12)

Net asset value per share, end of period	$9.88

Total return	(1.20%)

Ratios/Supplemental Data:
Net assets, end of period	$26,112,230

Portfolio turnover	2.02%
Ratio of expenses to average net assets before expense waiver and reimbursement**	4.66%
Ratio of expenses to average net assets after expense waiver and reimbursement**	1.39%
Ratio of net investment loss to average net assets**	(1.39%)

*	Per share data of income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.
**

The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds or the impact of any sales load paid by the Shareholder. The ratios are annualized for a period less than one year.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the period July 1, 2014 (commencement of operations) through September 30, 2014

11.	Subsequent events

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued.

Subsequent to September 30, 2014, and through the date the financial statements were issued, the Fund received $775,000 in subscriptions, all of which is reflected as capital subscriptions received in advance on the Statement of Assets and Liabilities as of September 30, 2014.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Board of Trustees’ Consideration of Investment Management Agreement with the Adviser

The 1940 Act requires that the Board of the Fund, including a majority of the members of the Board who are not affiliated with the Adviser (“Independent Trustees”), voting separately, to approve the Investment Management Agreement for the Fund, between the Fund and the Adviser, as investment adviser.

At the in-person organizational meeting of the Board on February 12, 2014 (the “Organizational Meeting”), the Board considered the approval of the Investment Management Agreement between the Fund and the Adviser for an initial two year term. The Board was assisted in their review by K&L Gates LLP, the Fund’s outside counsel, and the Independent Trustees met with K&L Gates LLP in the executive session separate from the representatives of the Adviser.

In connection with their consideration and approval of the Investment Management Agreement, the Board analyzed: (1) the nature, extent, and quality of services to be provided by the Adviser; (2) the investment strategies of the Adviser; (3) the cost of the services to be provided and projected profits to be realized by the Adviser from its relationship with the Fund, if any; and (4) the proposed expense ratio of the Fund. The Fund had not yet commenced operations, so the Board was not able to consider whether economies of scale exist in managing the Fund at this time. However, the Board considered the potential impact of economies of scale going forward.

Services Provided

A presentation was made by the Adviser at the Organizational Meeting regarding the services to be provided by the Adviser pursuant to the Investment Management Agreement. Through this presentation and the materials provided to the Board prior to the Organizational Meeting, the Board received and considered information regarding the nature, extent and quality of the services to be provided to the Fund by the Adviser. The Board noted that the Fund is newly organized and had no operating history but took into consideration their knowledge gained and information received prior to and at the Organizational Meeting.

The Board reviewed the investment objective and policies of the Fund with the Adviser and the qualifications, backgrounds and responsibilities of the Adviser’s senior investment professionals who would be primarily responsible for the Fund’s portfolio management. The Board also discussed with representatives of the Adviser the Adviser’s experience, capabilities and investment process with respect to investing in hedge funds. Although the Adviser did not have any experience in the management of investment portfolios for investment companies registered under the 1940 Act, the Board noted that the Adviser had substantial experience and expertise in managing and advising private funds of hedge funds and investing assets under its management in hedge funds. The Board also considered the Adviser’s role in supervising third-party fund service providers and providing related services and assistance in meeting legal and regulatory requirements.

Comparative Fee Information, Profitability and Economies of Scale

The Board reviewed and considered a chart setting forth the fee structure of similar registered funds of hedge funds (the “Fee Comparison Chart”). The Board reviewed and discussed the fees and the expense ratio of the Fund, as well as the fees and expense ratios of other similar funds, as set forth in the Fee Comparison Chart. The Board determined that the Management Fee for the Fund was within the range of the management fees associated with similar funds. The Board compared the Fund’s proposed expense ratio to those of other comparable funds and considered the Adviser’s willingness to contractually cap certain operating expenses of the Fund. After review, the Board concluded that the proposed expense ratio for the Fund was appropriate.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Board of Trustees’ Consideration of Investment Management Agreement with the Adviser (continued)

The Board reviewed information prepared by Adviser concerning any profits expected to be realized by it with respect to the Fund, calculated using the anticipated revenues expected to be received by the Adviser for managing the Fund and an estimate of the Fund’s expenses. The Board noted that the Adviser is responsible for all salaries and employee benefit expenses of its employees and any of its affiliates involved in the management and conduct of the Fund’s business and affairs and related overhead (including rent, utilities and other similar items). As such, the Fund will not be responsible for these expenses. Based on the expected revenues generated from the Fund and costs incurred in managing the Fund the Adviser expects to incur losses in managing the Fund until the Fund’s assets significantly increase.

The Adviser stated that as the assets of the Funds increase over time, the Fund and its Shareholders may realize economies of scale as certain expenses become a smaller percentage of overall assets. However, the Board noted that the Adviser had not incorporated any breakpoints to reflect the potential for reducing the Management Fee as assets grow. The Board considered that as a newly organized fund, there was uncertainty regarding the ability of the Fund to attract assets and the rate of asset growth that will be achieved.

Although the Board acknowledged that the Fund will enhance the line of investment products managed by the Adviser and therefore the Adviser’s management of the Fund may increase the amount of assets managed and revenue generated by the Adviser, based on the losses to be incurred by the Adviser as described above, the Adviser does not expect to receive any significant indirect benefits from managing the Fund.

Based on its discussions and considerations as described above, the Board made the following conclusions and determinations:

•

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would be adequate and appropriate, noting the benefits of the Adviser’s investment process and portfolio management and other services to be provided by the Adviser.

•	The Board concluded that the Fund’s Management Fee to be paid to the Adviser was reasonable in light of the considerations discussed above.

•	The Board recognized as a newly organized fund that the Fund’s assets would not be of a size where the Adviser would realize significant economies of scale that should be shared with Shareholders.

The Board considered these conclusions and determinations in their totality and, without any one factor being dispositive, determined that approval of the Investment Management Agreement was in the best interests of the Fund and its Shareholders, and the Board approved the Investment Management Agreement for an initial two year term.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data

The identity of, and brief biographical information regarding, each Trustee and Officer is set forth below.

INDEPENDENT TRUSTEES
Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During the Last Five Years
Robert Moyer Age: 67	Trustee since February 2014	Retired. Formerly President and Chief Executive Officer of Driehaus Capital Management, Inc. (an investment adviser) and Driehaus Securities Corporation (a mutual fund distributor).	1	Ox-Bow School of Art (since 2006); Windy City Habitat for Humanity (since 2006)
John Rowsell Age: 56	Trustee since February 2014	Partner, Canyon Road Capital (Feb. 2012-present); Managing Director, Man Group Plc (June 2001-Feb. 2012)	1

Nephila Capital Ltd. (until Nov. 2011); GLG Inc. (Oct. 2010-Dec. 2011); Man Long Short Fund (2010-2012); Man Glenwood Lexington (2003-2011); Teach For America - Chicago (2008-present); Virginia Tech Foundation (2011-present).

Ingrid Stafford Age: 61	Trustee since February 2014	Vice President for Financial Operations and Treasurer, Northwestern University (2006-present)	1	Wintrust, Inc. (1998-present); North Shore Community Bank (1994-present).

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data (continued)

INTERESTED TRUSTEE** AND OFFICERS
Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During the Last Five Years
Kenneth A. Meister Age: 46	Trustee since 2014, President and Principal Executive Officer since 2013	President (since January 2013) and Chief Operating Officer of Evanston Capital Management, LLC	1	N/A
Ryan Cahill Age: 45	Treasurer and Principal Financial Officer since 2013	Chief Financial Officer of Evanston Capital Management, LLC	N/A	N/A
Scott Zimmerman Age: 38	Secretary and Chief Legal Officer since 2013	General Counsel of Evanston Capital Management, LLC	N/A	N/A
Melanie Lorenzo Age: 34	Chief Compliance Officer since 2013	Associate General Counsel and Chief Compliance Officer of Evanston Capital Management, LLC (since December 2010); Associate at Sidley Austin LLP (from August 2007-November 2010)	N/A	N/A

* “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

** Trustee of the Fund who is an “interested person” as defined by the 1940 Act.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Additional Information

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures and the Fund’s portfolio securities voting record for the period July 1, 2013 through June 30, 2014 is available without charge, upon request, by calling the Fund at 1-877-356-6316 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Evanston Alternative Opportunities Fund

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date	November 26, 2014

By (Signature and Title)*	/s/ Ryan Cahill
Ryan Cahill, Treasurer and Principal Financial Officer
(principal financial officer)

Date	November 26, 2014

* Print the name and title of each signing officer under his or her signature.